S-K 1602(a)(4) Forepart, Adjusted NTBV	Mar. 31, 2026 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 5
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.5
Over-allotment Option Exercised [Member] | 25% of Maximum Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.85
Over-allotment Option Exercised [Member] | 50% of Maximum Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	1.69
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.31
Over-allotment Option Exercised [Member] | 75% of Maximum Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	1.05
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.95
Over-allotment Option Exercised [Member] | 100% of Maximum Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.09
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.91
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.5
Over-allotment Option Not Exercised [Member] | 25% of Maximum Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.85
Over-allotment Option Not Exercised [Member] | 50% of Maximum Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	1.69
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.31
Over-allotment Option Not Exercised [Member] | 75% of Maximum Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	1.05
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.95
Over-allotment Option Not Exercised [Member] | 100% of Maximum Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.09
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 4.91